Distribution Date:	02/18/26	Wells Fargo Commercial Mortgage Trust 2016-C32
Determination Date:	02/11/26
Next Distribution Date:	03/17/26
Record Date:	01/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Master & Special Servicer	National Cooperative Bank, N.A.
Current Mortgage Loan and Property Stratification	8-12		Tom Klump	(703) 302-8080	tklump@ncb.coop
Mortgage Loan Detail (Part 1)	13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 2)	14	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	15		General	(305) 229-6465
Historical Detail	16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Delinquency Loan Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Collateral Stratification and Historical Detail	18		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 1	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 2	20-21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Modified Loan Detail	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Liquidated Loan Detail	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	24
		Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	25
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	26
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989YAW3	1.577000%	40,045,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989YAX1	2.696000%	45,913,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989YAY9	3.294000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94989YAZ6	3.560000%	284,738,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	94989YBA0	3.324000%	66,289,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	94989YBJ1	3.424000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	94989YBG7	5.211860%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94989YBB8	3.952000%	77,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.88%
B	94989YBE2	4.499120%	64,798,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.13%
C	94989YBF9	4.499120%	34,800,000.00	13,944,464.00	13,944,464.00	52,281.51	0.00	0.00	13,996,745.51	0.00	0.00%	11.50%
D	94989YAJ2	3.788000%	38,399,000.00	38,399,000.00	31,504,099.95	125,504.48	0.00	0.00	31,629,604.43	6,894,900.05	90.94%	7.50%
E	94989YAL7	2.955000%	23,999,000.00	23,999,000.00	0.00	48,331.81	0.00	0.00	48,331.81	23,999,000.00	59.42%	5.00%
F	94989YAN3	2.955000%	12,000,000.00	12,000,000.00	0.00	0.00	0.00	0.00	0.00	12,000,000.00	43.66%	3.75%
G*	94989YAQ6	2.955000%	35,999,761.00	33,239,290.63	0.00	0.00	0.00	0.00	0.00	33,239,290.63	0.00%	0.00%
V	94989YAS2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989YAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			959,979,763.01	121,581,754.63	45,448,563.95	226,117.80	0.00	0.00	45,674,681.75	76,133,190.68

X-A	94989YBC6	4.499120%	749,984,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	94989YAA1	0.711120%	38,399,000.00	38,399,000.00	0.00	23,806.22	0.00	0.00	23,806.22	6,894,900.05
X-E	94989YAC7	1.544120%	23,999,000.00	23,999,000.00	0.00	30,881.10	0.00	0.00	30,881.10	23,999,000.00
X-F	94989YAE3	1.544120%	12,000,000.00	12,000,000.00	0.00	15,441.20	0.00	0.00	15,441.20	12,000,000.00
X-G	94989YAG8	1.544120%	35,999,761.00	33,239,290.63	0.00	42,771.20	0.00	0.00	42,771.20	33,239,290.63
Notional SubTotal			860,381,761.00	107,637,290.63	0.00	112,899.72	0.00	0.00	112,899.72	76,133,190.68

Deal Distribution Total					45,448,563.95	339,017.52	0.00	0.00	45,787,581.47

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989YAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989YAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989YAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94989YAZ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	94989YBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	94989YBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	94989YBG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94989YBB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	94989YBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	94989YBF9	400.70298851	400.70298851	1.50234224	0.00000000	0.00000000	0.00000000	0.00000000	402.20533075	0.00000000
D	94989YAJ2	1,000.00000000	820.44063517	3.26843095	(0.11176411)	0.00000000	0.00000000	0.00000000	823.70906612	179.55936483
E	94989YAL7	1,000.00000000	0.00000000	2.01390933	0.44859077	2.91715446	0.00000000	0.00000000	2.01390933	1,000.00000000
F	94989YAN3	1,000.00000000	0.00000000	0.00000000	2.46250000	7.99735500	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94989YAQ6	923.31975843	0.00000000	0.00000000	2.27367482	31.89007616	0.00000000	0.00000000	0.00000000	923.31975843
V	94989YAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989YAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989YBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-D	94989YAA1	1,000.00000000	0.00000000	0.61996979	(0.02737024)	0.00000000	0.00000000	0.00000000	0.61996979	179.55936483
X-E	94989YAC7	1,000.00000000	0.00000000	1.28676612	0.00000000	0.00000000	0.00000000	0.00000000	1.28676612	1,000.00000000
X-F	94989YAE3	1,000.00000000	0.00000000	1.28676667	0.00000000	0.00000000	0.00000000	0.00000000	1.28676667	1,000.00000000
X-G	94989YAG8	923.31975843	0.00000000	1.18809678	0.00000000	0.00000000	0.00000000	0.00000000	1.18809678	923.31975843

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	01/01/26 - 01/30/26	30	1,047.06	22,755.23	0.00	22,755.23	(1,050.99)	0.00	0.00	23,806.22	0.00
X-E	01/01/26 - 01/30/26	30	0.00	30,881.10	0.00	30,881.10	0.00	0.00	0.00	30,881.10	0.00
X-F	01/01/26 - 01/30/26	30	0.00	15,441.20	0.00	15,441.20	0.00	0.00	0.00	15,441.20	0.00
X-G	01/01/26 - 01/30/26	30	0.00	42,771.20	0.00	42,771.20	0.00	0.00	0.00	42,771.20	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	01/01/26 - 01/30/26	30	0.00	52,281.51	0.00	52,281.51	0.00	0.00	0.00	52,281.51	0.00
D	01/01/26 - 01/30/26	30	4,278.13	121,212.84	0.00	121,212.84	(4,291.63)	0.00	0.00	125,504.48	0.00
E	01/01/26 - 01/30/26	30	59,097.54	59,097.54	0.00	59,097.54	10,765.73	0.00	0.00	48,331.81	70,008.79
F	01/01/26 - 01/30/26	30	66,255.11	29,550.00	0.00	29,550.00	29,550.00	0.00	0.00	0.00	95,968.26
G	01/01/26 - 01/30/26	30	1,063,564.34	81,851.75	0.00	81,851.75	81,851.75	0.00	0.00	0.00	1,148,035.12
Totals			1,194,242.18	455,842.37	0.00	455,842.37	116,824.86	0.00	0.00	339,017.52	1,314,012.17

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

	Additional Information

Total Available Distribution Amount (1)	45,787,581.47
Benchmark: Term SOFR
Current Period	3.791860
Next Period	3.778540
Benchmark Adjustment	0.114480%
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	472,969.25	Master Servicing Fee	843.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	449.58
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	52.35
ARD Interest	0.00	Operating Advisor Fee	287.91
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	88.68
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	472,969.25	Total Fees	1,932.14

Principal		Expenses/Reimbursements
Scheduled Principal	45,448,563.95	Reimbursement for Interest on Advances	1,200.43
Unscheduled Principal Collections		ASER Amount	84,182.23
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,442.20
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	45,448,563.95	Total Expenses/Reimbursements	116,824.86

		Interest Reserve Deposit	15,194.75

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	339,017.52
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	45,448,563.95
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Prepayment Penalties paid to SWAP Counterparty	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	45,787,581.47
Total Funds Collected	45,921,533.20	Total Funds Distributed	45,921,533.22

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	121,581,754.63	121,581,754.63	Beginning Certificate Balance	121,581,754.63
(-) Scheduled Principal Collections	45,448,563.95	45,448,563.95	(-) Principal Distributions	45,448,563.95
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	76,133,190.68	76,133,190.68	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	121,768,164.66	121,768,164.66	Ending Certificate Balance	76,133,190.68
Ending Actual Collateral Balance	76,408,426.65	76,408,426.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.50%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	5	62,444,366.81	82.02%	(1)	4.7695	0.735199
1,000,001 to 2,000,000	1	1,309,759.66	1.72%	(1)	4.0500	1.470000	1.21 to 1.30	2	8,044,892.97	10.57%	(2)	4.9112	1.258206
2,000,001 to 3,000,000	1	2,646,624.66	3.48%	(1)	5.2500	1.179000	1.31 to 1.40	1	4,334,171.24	5.69%	(2)	4.9700	1.324500
3,000,001 to 4,000,000	1	3,302,949.00	4.34%	(1)	5.2000	1.304300	1.41 to 1.50	1	1,309,759.66	1.72%	(1)	4.0500	1.470000
4,000,001 to 5,000,000	3	13,619,046.73	17.89%	(2)	4.9128	0.948461	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	1	7,970,598.97	10.47%	(1)	5.0000	0.947100	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 to 3.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	17,284,211.66	22.70%	(1)	5.1000	0.766900	3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	1	30,000,000.00	39.40%	(1)	4.4300	0.687400	4.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	9	76,133,190.68	100.00%	(1)	4.7835	0.836654
50,000,001 to 80,000,000	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	9	76,133,190.68	100.00%	(1)	4.7835	0.836654
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	7,970,598.97	10.47%	(1)	5.0000	0.947100
							Mixed Use	2	9,284,875.49	12.20%	(2)	4.8861	0.772926
Florida	1	17,284,211.66	22.70%	(1)	5.1000	0.766900
							Multi-Family	1	1,309,759.66	1.72%	(1)	4.0500	1.470000
Illinois	1	30,000,000.00	39.40%	(1)	4.4300	0.687400
							Office	2	37,970,598.97	49.87%	(1)	4.5497	0.741915
Iowa	1	4,334,171.24	5.69%	(2)	4.9700	1.324500
							Other	1	17,284,211.66	22.70%	(1)	5.1000	0.766900
Michigan	2	7,388,568.63	9.70%	(2)	4.9034	1.209229
							Retail	3	10,283,744.90	13.51%	(1)	5.1159	1.280566
New York	2	4,612,708.66	6.06%	(1)	4.8735	1.351350
							Totals	9	76,133,190.68	100.00%	(1)	4.7835	0.836654
Oregon	1	4,542,931.52	5.97%	(1)	5.0700	0.299900

Totals	9	76,133,190.68	100.00%	(1)	4.7835	0.836654

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	0	0.00	0.00%	0	0.0000	0.000000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	1,309,759.66	1.72%	(1)	4.0500	1.470000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	30,000,000.00	39.40%	(1)	4.4300	0.687400	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	4,741,943.97	6.23%	(2)	4.7100	1.226100	49 months or greater	9	76,133,190.68	100.00%	(1)	4.7835	0.836654
	4.751% to 5.000%	2	12,304,770.21	16.16%	(1)	4.9894	1.080034	Totals	9	76,133,190.68	100.00%	(1)	4.7835	0.836654
	5.001% to 5.250%	4	27,776,716.84	36.48%	(1)	5.1213	0.793690
	5.251% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	76,133,190.68	100.00%	(1)	4.7835	0.836654
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	76,133,190.68	100.00%	(1)	4.7835	0.836654	Interest Only	1	30,000,000.00	39.40%	(1)	4.4300	0.687400
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	76,133,190.68	100.00%	(1)	4.7835	0.836654	181 months to 240 months	8	46,133,190.68	60.60%	(1)	5.0134	0.933712
								241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months to 420 months	0	0.00	0.00%	0	0.0000	0.000000
								421 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	9	76,133,190.68	100.00%	(1)	4.7835	0.836654
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	6	42,176,806.36	55.40%	(1)	5.0285	0.901666			No outstanding loans in this group
	13 to 24 months	2	3,956,384.32	5.20%	(1)	4.8527	1.275335
	25 months or greater	1	30,000,000.00	39.40%	(1)	4.4300	0.687400
	Totals	9	76,133,190.68	100.00%	(1)	4.7835	0.836654
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	310932160	OF	Redwood City	CA	Actual/360	4.070%	158,933.56	45,348,403.79	0.00	N/A	12/11/25	--	45,348,403.79	0.00	02/11/26
6	310933274	OF	Chicago	IL	Actual/360	4.430%	114,441.67	0.00	0.00	N/A	01/11/26	--	30,000,000.00	30,000,000.00	06/11/25
11	300571480	98	Orlando	FL	Actual/360	5.100%	76,073.14	37,946.31	0.00	N/A	01/06/26	--	17,322,157.97	17,284,211.66	12/06/25
26	310931907	OF	Petaluma	CA	Actual/360	5.000%	34,383.15	15,165.49	0.00	N/A	01/11/26	--	7,985,764.46	7,970,598.97	12/11/25
40	600931770	MU	Royal Oak	MI	Actual/360	4.710%	19,277.55	11,097.93	0.00	N/A	12/11/25	--	4,753,041.90	4,741,943.97	11/11/25
41	410932854	MU	Portland	OR	Actual/360	5.070%	19,877.42	10,018.79	0.00	N/A	01/11/26	--	4,552,950.31	4,542,931.52	11/11/25
43	310931720	RT	Waterloo	IA	Actual/360	4.970%	18,590.83	9,763.62	0.00	12/11/25	12/11/35	--	4,343,934.86	4,334,171.24	12/11/25
61	300571478	RT	Rochester	NY	Actual/360	5.200%	14,821.85	7,142.59	0.00	N/A	01/06/26	--	3,310,091.59	3,302,949.00	03/06/25
78	305410078	RT	Algonac	MI	Actual/360	5.250%	11,990.63	5,679.89	0.00	N/A	01/01/26	--	2,652,304.55	2,646,624.66	02/01/26
101	470096710	MF	Flushing	NY	Actual/360	4.050%	4,579.45	3,345.54	0.00	N/A	01/01/26	--	1,313,105.20	1,309,759.66	12/01/25
Totals							472,969.25	45,448,563.95	0.00				121,581,754.63	76,133,190.68
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	4,868,049.60	4,767,606.90	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,340,284.00	0.00	--	--	09/11/25	22,092,656.11	415,480.03	29,945.64	487,957.47	0.00	0.00
11	857,993.70	796,528.63	01/01/25	09/30/25	--	0.00	0.00	113,838.26	227,889.58	0.00	0.00
26	645,268.70	0.00	--	--	--	0.00	0.00	49,465.11	99,028.45	0.00	0.00
40	567,631.84	382,138.65	01/01/25	09/30/25	--	0.00	0.00	30,090.42	90,363.71	0.00	0.00
41	640,389.70	120,112.00	01/01/25	09/30/25	--	0.00	0.00	29,848.59	89,630.32	0.00	0.00
43	0.00	354,790.00	01/01/25	09/30/25	--	0.00	0.00	28,309.01	46,949.41	0.00	0.00
61	216,038.15	171,895.51	01/01/25	06/30/25	11/12/25	0.00	3,454.69	21,929.82	241,452.23	0.00	0.00
78	253,556.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
101	140,555.85	0.00	--	--	--	0.00	0.00	7,826.45	7,834.30	0.00	0.00
Totals	13,529,767.62	6,593,071.69				22,092,656.11	418,934.72	311,253.30	1,291,105.47	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/26	1	4,334,171.24	0	0.00	0	0.00	0	0.00	1	3,302,949.00	0	0.00	0	0.00	0	0.00	4.783527%	4.517068%	(1)
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	1	3,310,091.59	0	0.00	0	0.00	0	0.00	4.517574%	4.406384%	0
12/17/25	1	4,562,925.55	0	0.00	2	33,317,202.34	0	0.00	1	3,317,202.34	0	0.00	1	11,040,000.00	2	6,404,723.65	4.734499%	4.679631%	1
11/18/25	0	0.00	0	0.00	3	37,898,258.22	0	0.00	1	3,324,759.49	0	0.00	0	0.00	9	33,450,936.08	4.705519%	4.656538%	1
10/20/25	0	0.00	0	0.00	3	37,915,189.50	0	0.00	1	3,331,804.85	0	0.00	0	0.00	6	21,190,942.36	4.714777%	4.671588%	2
09/17/25	0	0.00	2	34,593,871.75	1	3,339,298.99	0	0.00	1	3,339,298.99	0	0.00	0	0.00	5	20,590,646.59	4.709058%	4.662450%	3
08/15/25	2	34,603,669.11	0	0.00	1	3,346,279.53	0	0.00	1	3,346,279.53	0	0.00	0	0.00	1	10,456,943.29	4.722814%	4.678767%	4
07/17/25	0	0.00	0	0.00	1	3,353,228.96	0	0.00	1	3,353,228.96	0	0.00	0	0.00	1	1,285,281.79	4.725777%	4.681805%	5
06/17/25	2	34,412,913.85	0	0.00	1	3,360,630.67	0	0.00	1	3,360,630.67	0	0.00	0	0.00	1	3,420,080.49	4.726280%	4.682788%	6
05/16/25	1	30,000,000.00	0	0.00	1	3,367,516.12	0	0.00	1	3,367,516.12	0	0.00	0	0.00	1	6,183,155.57	4.727964%	4.684544%	7
04/17/25	0	0.00	0	0.00	1	3,374,856.18	0	0.00	1	3,374,856.18	0	0.00	0	0.00	1	8,449,743.41	4.729698%	4.687383%	8
03/17/25	0	0.00	0	0.00	1	3,381,678.22	0	0.00	1	3,381,678.22	0	0.00	0	0.00	1	39,153,018.16	4.728460%	4.686461%	9
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	310933274	06/11/25	7	5	29,945.64	487,957.47	360,640.46	30,000,000.00	08/02/22	13
11	300571480	12/06/25	1	5	113,838.26	227,889.58	0.00	17,359,938.36	01/22/26	13
26	310931907	12/11/25	1	5	49,465.11	99,028.45	0.00	8,000,864.93	01/21/26	13
40	600931770	11/11/25	2	5	30,090.42	90,363.71	0.00	4,775,725.77	01/27/26	13
41	410932854	11/11/25	2	5	29,848.59	89,630.32	10,720.00	4,573,498.73	10/03/25	2
43	310931720	12/11/25	1	1	28,309.01	46,949.41	8,536.10	4,353,656.87	04/16/25	13
61	300571478	03/06/25	10	5	21,929.82	241,452.23	25,162.98	3,381,678.22	08/03/18	7			05/18/23
101	470096710	12/01/25	1	5	7,826.45	7,834.30	0.00	1,316,439.11	01/01/26	0
Totals					311,253.30	1,291,105.47	405,059.54	73,761,801.99
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		71,799,019	2,646,625	65,849,446		3,302,949
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		4,334,171	0	4,334,171		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-26	76,133,191	2,646,625	30,898,742	9,284,875	30,000,000	3,302,949
Jan-26	121,581,755	49,692,339	29,273,332	9,305,992	30,000,000	3,310,092
Dec-25	301,760,643	251,836,140	4,562,926	12,044,375	30,000,000	3,317,202
Nov-25	389,393,369	344,199,313	0	0	41,869,297	3,324,759
Oct-25	548,920,786	511,005,597	0	0	34,583,385	3,331,805
Sep-25	584,205,227	546,272,057	0	34,593,872	0	3,339,299
Aug-25	645,275,524	607,325,576	34,603,669	0	0	3,346,280
Jul-25	675,812,278	672,459,049	0	0	0	3,353,229
Jun-25	692,208,613	654,435,069	34,412,914	0	0	3,360,631
May-25	703,799,097	670,431,581	30,000,000	0	0	3,367,516
Apr-25	712,039,906	708,665,049	0	0	0	3,374,856
Mar-25	721,738,554	718,356,876	0	0	0	3,381,678
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310933274	30,000,000.00	30,000,000.00	30,100,000.00	07/15/25	3,250,989.00	0.68740	12/31/23	01/11/26	I/O
11	300571480	17,284,211.66	17,359,938.36	33,400,000.00	11/10/15	787,071.13	0.76690	09/30/25	01/06/26	238
26	310931907	7,970,598.97	8,000,864.93	12,310,000.00	08/01/16	563,152.70	0.94710	12/31/25	01/11/26	239
40	600931770	4,741,943.97	4,775,725.77	8,400,000.00	09/28/15	335,216.40	1.22610	09/30/25	12/11/25	237
41	410932854	4,542,931.52	4,573,498.73	8,700,000.00	10/27/15	80,716.00	0.29990	09/30/25	01/11/26	238
43	310931720	4,334,171.24	4,353,656.87	7,280,000.00	09/04/15	338,016.25	1.32450	09/30/25	12/11/35	237
61	300571478	3,302,949.00	3,381,678.22	4,100,000.00	09/12/25	171,895.51	1.30430	06/30/25	01/06/26	238
78	305410078	2,646,624.66	2,646,624.66	4,800,000.00	11/06/15	250,018.08	1.17900	12/31/24	01/01/26	238
101	470096710	1,309,759.66	1,316,439.11	11,530,000.00	09/24/15	140,555.85	1.47000	12/31/24	01/01/26	238
Totals		76,133,190.68	76,408,426.65	120,620,000.00		5,917,630.92

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 26

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	310933274	OF	IL	08/02/22	13
	A Receiver has been appointed and is in control of the collateral as of February 2026. The Receiver team is working on stabilizing the Property.

11	300571480	98	FL	01/22/26	13
	Loan transferred to Special Servicing on 1/22/2026 due to Maturity Default. Pending PNL execution.

26	310931907	OF	CA	01/21/26	13
	The loan transferred to special servicing on 01/21/2026 due to maturity default. The loan matured on 1/11/2026. Special servicer is reaching out to the Borrower.

40	600931770	MU	MI	01/27/26	13
	Loan transferred to Special Servicing on 1/27/2026 due to Maturity Default at its Maturity Date of 12/11/2025. Hello Letter and Pre-Negotiation Letter were sent to Borrower on 2/2/2026.

41	410932854	MU	OR	10/03/25	2

Loan transferred to Special Servicing on October 3,2025, for imminent maturity default. Counsel is engaged and we have an executed PNL. Special Servicer is evaluating all potential workout options. SS is working to appoint a receiver.

43	310931720	RT	IA	04/16/25	13

The loan transferred to Special Servicing on 4/16/2025 due to Imminent Monetary Default. Borrower communicated its intent to transition title to Lender. As of 1/2026, Special Servicer continues to pursue a foreclosure and/or deed in lieu strategy.

© 2021 Computershare. All rights reserved. Confidential.						Page 20 of 26

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
61	300571478	RT	NY	08/03/18	7

Deed-In-Lieu May 2023. Pyramid Group is in as property manager . REO team executed a 7-year renewal with Tops Grocer and extended Family Dollar 5 years. Property is on the market for sale. A closed sale is expected by Q2 2026.

78	305410078	RT	MI	01/12/26	13
The loan transferred to SS on 1/12/26 due maturity default. We have sent the Borrower a welcome letter and are awaiting the return of an executed PNL.

101	470096710	MF	NY	01/01/26	0
No comment provided for this loan.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	300571444	28,170,761.32	4.55000%	28,170,761.32 4.55000%		10	09/04/20	06/06/20	09/11/20
21	310931266	0.00	4.86000%	0.00	4.86000%	10	03/04/22	03/04/22	--
24	300571456	9,244,012.48	4.62000%	9,244,012.48 4.62000%		10	07/29/20	08/06/20	09/11/20
32	479064000	0.00	4.90000%	0.00	4.90000%	8	09/08/23	09/08/23	--
Totals		37,414,773.80		37,414,773.80
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
12	600929356	02/18/21	18,596,068.01	27,300,000.00	19,637,934.68	717,877.31	19,637,934.68	18,920,057.37	0.00	0.00	0.00	0.00	0.00%
30	300571461	10/20/25	7,025,056.83	12,050,000.00	7,409,438.00	195,760.01	7,409,438.00	7,213,677.99	0.00	0.00	0.00	0.00	0.00%
32	479064000	05/16/25	6,927,499.33	10,650,000.00	6,843,075.62	659,920.05	6,843,075.62	6,183,155.57	744,343.76	0.00	25,000.00	719,343.76	9.34%
45	300571455	01/17/25	4,435,101.02	1,870,000.00	2,497,513.83	185,086.29	2,497,513.83	2,312,427.54	2,122,673.48	0.00	128,398.06	1,994,275.42	38.35%
106	479064900	08/17/21	1,215,052.72	2,645,000.00	0.00	0.00	0.00	0.00	47,094.84	0.00	243.65	46,851.19	3.34%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			38,198,777.91	54,515,000.00	36,387,962.13	1,758,643.66	36,387,962.13	34,629,318.47	2,914,112.08	0.00	153,641.71	2,760,470.37

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
12	600929356	02/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	300571461	10/20/25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	479064000	06/17/25	0.00	0.00	719,343.76	0.00	0.00	(25,000.00)	0.00	0.00	719,343.76
		05/16/25	0.00	0.00	744,343.76	0.00	0.00	744,343.76	0.00	0.00
45	300571455	07/17/25	0.00	0.00	1,994,275.42	0.00	0.00	(128,398.06)	0.00	0.00	1,994,275.42
		01/17/25	0.00	0.00	2,122,673.48	0.00	0.00	2,122,673.48	0.00	0.00
106	479064900	02/17/23	0.00	0.00	46,851.19	0.00	0.00	(243.65)	0.00	0.00	46,851.19
		08/17/21	0.00	0.00	47,094.84	0.00	0.00	47,094.84	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,760,470.37	0.00	0.00	2,760,470.37	0.00	0.00	2,760,470.37

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,140.83	0.00	0.00	0.00
6	0.00	0.00	6,458.33	0.00	0.00	84,182.23	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	59.60	0.00	0.00	0.00
101	0.00	0.00	483.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,442.20	0.00	0.00	84,182.23	0.00	0.00	1,200.43	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		116,824.86

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26